Acquisition (Tables)	6 Months Ended
Mar. 31, 2026
Acquisition [Abstract]
Schedule of Fair Value of Identifiable Assets and Liabilities Acquired

The following table summarizes the fair value of the identifiable assets and liabilities acquired:

Amount
Total consideration for step acquisition	$6,062,649

Assets acquired and liabilities assumed:
Cash acquired	628
Other current assets	281,971
Property and equipment, net	1,559,862
Intangible assets, net	785,223
Current liabilities	(289,799)
Deferred tax liabilities	(234,070)
Total net assets acquired	2,103,815
Goodwill	$3,958,834